UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity® International
Enhanced Index Fund

May 31, 2008

1.870940.100

IEI-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.3%
	Shares	Value
Australia - 5.1%
ASX Ltd.	506	$ 16,627
Australia & New Zealand Banking Group Ltd.	271	5,616
Babcock & Brown Ltd.	1,620	19,293
BHP Billiton Ltd.	2,578	108,388
Commonwealth Bank of Australia	1,000	40,449
Computershare Ltd.	2,662	24,273
CSL Ltd.	350	13,314
DEXUS Property Group unit	6,937	10,476
Incitec Pivot Ltd.	161	26,776
Leighton Holdings Ltd.	463	23,587
Macquarie Group Ltd.	352	18,336
National Australia Bank Ltd.	360	10,773
Newcrest Mining Ltd.	1,090	33,172
Qantas Airways Ltd.	4,787	15,877
Rio Tinto Ltd.	325	42,868
Santos Ltd.	500	10,074
Telstra Corp. Ltd.	6,937	31,494
Toll Holdings Ltd.	2,200	15,855
Westpac Banking Corp.	294	6,533
Woodside Petroleum Ltd.	702	43,613
Woolworths Ltd.	2,255	59,746
TOTAL AUSTRALIA		577,140
Austria - 1.0%
Erste Bank AG	330	25,192
OMV AG	170	13,996
Raiffeisen International Bank Holding AG	224	33,576
Vienna Insurance Group	265	20,151
voestalpine AG	251	20,918
TOTAL AUSTRIA		113,833
Belgium - 0.6%
Colruyt NV	97	24,572
Fortis	772	18,904
KBC Groupe SA	228	28,131
TOTAL BELGIUM		71,607
China - 0.3%
Tencent Holdings Ltd.	3,800	31,992
Denmark - 1.1%
Carlsberg AS:
rights 6/10/08 (a)	150	3,003
Series B	150	15,736
East Asiatic Co. Ltd.	350	26,060
Novo Nordisk AS Series B	350	22,775
Sydbank AS	350	15,074
Vestas Wind Systems AS (a)	300	41,296
TOTAL DENMARK		123,944
Finland - 1.6%
Fortum Oyj	300	14,496
KCI Konecranes Oyj	613	28,085

	Shares	Value
Nokia Corp.	2,891	$ 82,409
Outokumpu Oyj (A Shares)	370	16,549
Rautaruukki Oyj (K Shares)	420	22,326
Wartsila Corp.	322	22,757
TOTAL FINLAND		186,622
France - 8.3%
Accor SA	341	26,021
Aeroports de Paris	260	28,880
Atos Origin SA (a)	100	5,907
AXA SA	1,047	37,029
BNP Paribas SA	491	50,674
Carrefour SA	200	14,023
Casino Guichard Perrachon et Compagnie	235	29,777
CNP Assurances	105	12,916
Credit Agricole SA	1,185	31,358
Dassault Systemes SA	130	8,700
Eurazeo SA	42	5,057
Eurazeo SA rights 6/5/08 (a)	40	96
France Telecom SA	2,454	74,669
Gaz de France	298	20,301
Groupe Danone	45	3,939
L'Air Liquide SA	72	10,583
L'Oreal SA	21	2,555
Lafarge SA (Bearer)	212	38,340
Legrand SA	1,005	29,284
Neuf Cegetel	551	30,987
PagesJaunes Groupe SA	1,573	28,338
Peugeot Citroen SA	382	23,771
Sanofi-Aventis	704	52,487
SCOR	1,210	30,589
Societe Des Autoroutes Paris-Rhin-Rhone	207	23,038
Societe Generale (a)	45	4,606
Societe Generale Series A	183	19,018
Suez SA (France)	740	55,143
Technip SA	421	39,474
Total SA Series B	1,560	135,957
Unibail-Rodamco	50	13,013
Veolia Environnement	180	12,828
VINCI SA	21	1,582
Vivendi	1,103	46,356
TOTAL FRANCE		947,296
Germany - 8.3%
Adidas-Salomon AG	283	19,953
Allianz AG (Reg.)	310	58,740
Altana AG	1,407	26,617
BASF AG	635	95,201
Bayer AG	704	62,427
Bilfinger Berger AG	242	22,401
Commerzbank AG	773	27,286
Daimler AG (Reg.)	1,041	79,138
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche Bank AG	146	$ 15,514
Deutsche Boerse AG	294	42,184
Deutsche Postbank AG	120	11,593
Deutsche Telekom AG (Reg.)	626	10,515
E.ON AG	417	88,720
GEA Group AG	427	16,627
MAN AG	229	35,718
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	350	65,612
RWE AG	579	74,843
Salzgitter AG	167	32,813
SAP AG	138	7,626
Siemens AG (Reg.)	453	51,276
TUI AG	856	22,652
Volkswagen AG	145	39,938
Wacker Chemie AG	129	30,896
TOTAL GERMANY		938,290
Greece - 1.0%
Alpha Bank AE	560	19,219
Coca-Cola Hellenic Bottling Co. SA (Bearer)	785	35,684
National Bank of Greece SA	546	31,004
Public Power Corp. of Greece	710	27,039
TOTAL GREECE		112,946
Hong Kong - 2.0%
Bank of East Asia Ltd.	4,800	29,216
BOC Hong Kong Holdings Ltd.	13,500	34,494
Citic International Financial Holdings Ltd.	6,900	5,172
Esprit Holdings Ltd.	2,900	33,891
Hang Lung Group Ltd.	4,000	20,605
Hang Seng Bank Ltd.	1,600	32,415
Hong Kong Exchanges & Clearing Ltd.	1,000	17,171
Sun Hung Kai Properties Ltd.	1,495	24,023
Tingyi (Cayman Island) Holding Corp.	18,000	21,566
Wharf Holdings Ltd.	1,000	4,998
TOTAL HONG KONG		223,551
Ireland - 0.3%
Elan Corp. PLC (a)	120	3,080
Elan Corp. PLC (a)	140	3,554
Paddy Power PLC:
(Ireland)	848	30,540
(United Kingdom)	45	1,649
TOTAL IRELAND		38,823
Italy - 2.2%
A2A SpA	5,853	23,765
Assicurazioni Generali SpA	839	34,889
Banca Carige SpA	5,869	24,606
Enel SpA	1,016	11,420
ENI SpA	1,119	45,654

	Shares	Value
Fiat SpA	1,522	$ 33,918
Intesa Sanpaolo SpA	2,124	13,928
Mediaset SpA	3,550	28,939
Telecom Italia SpA	806	1,773
UniCredit SpA	3,863	27,001
TOTAL ITALY		245,893
Japan - 18.9%
Aeon Co. Ltd.	500	7,184
Aisin Seiki Co. Ltd.	500	17,498
Alfresa Holdings Corp.	100	6,961
Asahi Glass Co. Ltd.	2,000	26,328
Astellas Pharma, Inc.	1,100	46,529
Canon, Inc.	800	43,279
Central Japan Ry Co.	4	39,074
Chuo Mitsui Trust Holdings, Inc.	4,000	28,452
Citizen Holdings Co. Ltd.	400	3,388
Daiichi Sankyo Co. Ltd.	600	16,929
Daiwa House Industry Co. Ltd.	2,000	24,526
Denso Corp.	600	21,908
Eisai Co. Ltd.	500	18,115
Fuji Electric Holdings Co. Ltd.	5,000	22,050
Fujifilm Holdings Corp.	900	33,345
Furukawa Electric Co. Ltd.	7,000	27,750
Hankyu Hanshin Holdings, Inc.	1,000	4,334
Hitachi Cable Ltd.	3,000	11,665
Hokkaido Electric Power Co., Inc.	300	6,131
Hokuhoku Financial Group, Inc.	1,000	3,082
Honda Motor Co. Ltd.	1,200	39,851
Inpex Holdings, Inc.	2	25,228
Ishikawajima-Harima Heavy Industries Co. Ltd.	11,000	24,934
Itochu Corp.	4,000	46,282
Japan Tobacco, Inc.	6	29,135
JFE Holdings, Inc.	600	33,915
Kansai Electric Power Co., Inc.	900	19,845
KDDI Corp.	7	48,530
Kyushu Electric Power Co., Inc.	900	19,120
Leopalace21 Corp.	400	6,392
Matsushita Electric Industrial Co. Ltd.	2,000	45,411
Matsushita Electric Works Co. Ltd.	2,000	22,003
Mitsubishi Corp.	200	6,904
Mitsubishi Electric Corp.	4,000	45,258
Mitsubishi Materials Corp.	3,000	14,368
Mitsubishi UFJ Financial Group, Inc.	8,700	88,458
Mitsubishi UFJ Lease & Finance Co. Ltd.	610	28,464
Mitsui & Co. Ltd.	2,000	49,033
Mizuho Financial Group, Inc.	15	78,813
Nidec Corp.	100	7,445
Nikon Corp.	2,000	63,733
Nintendo Co. Ltd.	150	82,740
Nippon Mining Holdings, Inc.	1,000	6,259
Nippon Oil Corp.	3,000	21,681
Nippon Telegraph & Telephone Corp.	7	33,944
Common Stocks - continued
	Shares	Value
Japan - continued
Nomura Real Estate Holdings, Inc.	900	$ 23,004
NTT Data Corp.	3	12,434
NTT DoCoMo, Inc.	5	7,977
Olympus Corp.	2,000	65,250
Omron Corp.	100	2,162
ORIX Corp.	290	54,788
Osaka Gas Co. Ltd.	2,000	7,265
Resona Holdings, Inc.	10	17,451
Sankyo Co. Ltd. (Gunma)	200	12,804
Sanyo Electric Co. Ltd. (a)	15,000	38,268
Seiko Epson Corp.	200	4,884
Sekisui Chemical Co. Ltd.	3,000	21,994
Shikoku Electric Power Co., Inc.	500	14,179
Shin-Etsu Chemical Co. Ltd.	600	37,785
Showa Denko KK	2,000	6,108
Sompo Japan Insurance, Inc.	1,000	10,802
Sony Corp.	600	30,199
Sumitomo Corp.	2,500	36,917
Sumitomo Electric Industries Ltd.	2,200	28,397
Sumitomo Heavy Industries Ltd.	2,000	16,047
Sumitomo Metal Mining Co. Ltd.	500	8,389
Sumitomo Mitsui Financial Group, Inc.	9	77,418
Takeda Pharmaceutical Co. Ltd.	1,000	57,948
TDK Corp.	300	20,571
Tokyo Electric Power Co.	200	4,875
Tokyu Land Corp.	3,000	21,538
Toshiba Corp.	3,000	26,432
Toyo Suisan Kaisha Ltd.	1,500	32,293
Toyota Motor Corp.	2,200	112,342
Yahoo! Japan Corp.	33	14,193
Yamazaki Baking Co. Ltd.	2,000	21,149
TOTAL JAPAN		2,142,137
Luxembourg - 0.3%
ArcelorMittal SA (France)	356	35,262
Netherlands - 2.2%
Akzo Nobel NV	484	40,968
EADS NV	802	18,740
Heineken Holding NV (A Shares)	538	27,829
ING Groep NV (Certificaten Van Aandelen)	769	29,363
Koninklijke Ahold NV	3,015	45,099
Koninklijke KPN NV	950	17,292
Koninklijke Philips Electronics NV	258	9,911
Reed Elsevier NV	1,750	32,642
Unilever NV (Certificaten Van Aandelen)	959	31,338
TOTAL NETHERLANDS		253,182
Norway - 1.2%
DnB Nor ASA	2,000	28,776
Norsk Hydro ASA	1,000	15,878
Petroleum Geo-Services ASA	800	23,562
StatoilHydro ASA	300	11,644

	Shares	Value
Telenor ASA	1,300	$ 28,222
Yara International ASA	320	24,275
TOTAL NORWAY		132,357
Portugal - 0.7%
Banco Espirito Santo SA (BES) (Reg.)	562	10,133
Energias de Portugal SA	5,337	33,626
Portugal Telecom SGPS SA (Reg.)	2,710	33,137
TOTAL PORTUGAL		76,896
Singapore - 1.0%
CapitaLand Ltd.	2,000	9,625
Cosco Corp. Singapore Ltd.	5,000	12,564
Jardine Cycle & Carriage Ltd.	3,500	42,123
Keppel Corp. Ltd.	3,000	26,716
SembCorp Marine Ltd.	5,000	16,936
Singapore Exchange Ltd.	1,000	5,907
TOTAL SINGAPORE		113,871
Spain - 3.2%
Banco Bilbao Vizcaya Argentaria SA	2,596	57,903
Banco de Sabadell SA	600	6,067
Banco Santander SA	4,410	91,990
Corporacion Mapfre SA (Reg.)	1,995	10,801
Gamesa Corporacion Tecnologica, SA	409	21,169
Gas Natural SDG SA Series E	188	10,886
Gestevision Telecinco SA	300	4,667
Iberdrola SA	989	14,278
Repsol YPF SA	1,353	55,944
Telefonica SA	2,150	61,649
Union Fenosa SA	364	23,682
TOTAL SPAIN		359,036
Sweden - 1.9%
Alfa Laval AB	325	22,774
H&M Hennes & Mauritz AB (B Shares)	1,005	55,520
Investor AB (B Shares)	1,200	29,847
Nordea Bank AB	2,400	38,995
Scania AB (B Shares)	1,200	23,647
Skandinaviska Enskilda Banken AB (A Shares)	700	15,865
Telefonaktiebolaget LM Ericsson (B Shares)	1,000	2,700
TeliaSonera AB	3,000	27,247
TOTAL SWEDEN		216,595
Switzerland - 6.5%
ABB Ltd. (Reg.)	2,660	86,412
Baloise Holdings AG (Reg.)	40	4,551
Compagnie Financiere Richemont unit	473	29,475
Credit Suisse Group (Reg.)	297	15,125
EFG International	100	3,747
Holcim Ltd. (Reg.)	53	4,958
Julius Baer Holding AG	145	11,867
Logitech International SA (Reg.) (a)	400	13,112
Common Stocks - continued
	Shares	Value
Switzerland - continued
Nestle SA (Reg.)	265	$ 130,301
Novartis AG (Reg.)	2,630	138,103
Pargesa Holding SA	245	30,252
Roche Holding AG (participation certificate)	410	70,687
Sonova Holding AG	319	28,999
Swiss Life Holding	64	18,006
Swiss Reinsurance Co. (Reg.)	584	45,356
Syngenta AG (Switzerland)	47	14,387
The Swatch Group AG (Bearer)	35	9,797
UBS AG:
rights 6/12/08 (a)	840	1,120
(For. Reg.)	840	20,230
Zurich Financial Services AG (Reg.)	209	61,308
TOTAL SWITZERLAND		737,793
United Kingdom - 17.2%
AMEC PLC	1,416	23,407
Anglo American PLC (United Kingdom)	1,500	101,590
Antofagasta PLC	2,250	30,731
AstraZeneca PLC sponsored ADR	442	19,311
Aviva PLC	1,910	23,855
BAE Systems PLC	5,160	46,329
Barclays PLC	2,795	20,757
BG Group PLC	4,020	100,814
BHP Billiton PLC	1,766	66,957
BP PLC	11,950	144,273
British American Tobacco PLC	2,004	74,996
British Land Co. PLC	1,107	17,565
BT Group PLC	1,294	5,697
Cadbury PLC	1,753	23,405
Centrica PLC	6,324	36,799
Compass Group PLC	4,645	34,505
Davis Service Group PLC	3,089	30,014
De La Rue PLC	1,830	34,474
Diageo PLC	2,463	48,170
GlaxoSmithKline PLC sponsored ADR (a)	1,374	61,184
HBOS PLC	955	7,567
HSBC Holdings PLC (United Kingdom) (Reg.)	7,470	126,028
Imperial Tobacco Group PLC	331	13,277
Imperial Tobacco Group PLC rights 6/11/08 (a)	165	1,634
Johnson Matthey PLC	722	28,819
Land Securities Group PLC	1,050	29,369
Lloyds TSB Group PLC	1,387	10,550
Marks & Spencer Group PLC	2,122	15,973
National Express Group PLC Class L	1,075	19,453
National Grid PLC	800	11,822
NEXT PLC	743	17,029
Prudential PLC	163	2,147
Reckitt Benckiser Group PLC	1,163	68,515

	Shares	Value
Reed Elsevier PLC	2,702	$ 34,041
Rio Tinto PLC (Reg.)	520	62,543
Royal Bank of Scotland Group PLC	9,029	40,868
Royal Bank of Scotland Group PLC rights 6/6/08 (a)	5,517	3,060
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,785	76,022
Class B	1,415	59,115
SABMiller PLC	226	5,820
Segro PLC	540	4,455
Smiths Group PLC	1,202	23,953
Stagecoach Group PLC	5,744	26,398
Standard Chartered PLC (United Kingdom)	1,649	61,280
Tesco PLC	2,531	20,762
Tomkins PLC	6,358	22,765
Unilever PLC	214	7,086
United Business Media PLC	582	7,096
Vedanta Resources PLC	630	31,249
Vodafone Group PLC	39,452	126,685
William Morrison Supermarkets PLC	3,900	22,597
Xstrata PLC	175	13,828
TOTAL UNITED KINGDOM		1,946,639
United States of America - 0.4%
Synthes, Inc.	294	41,351
TOTAL COMMON STOCKS (Cost $9,581,302)		9,667,056
Nonconvertible Preferred Stocks - 0.2%

Italy - 0.2%
Telecom Italia SpA (Risp) (Cost $31,488)	15,131	26,788
Government Obligations - 0.8%
	Principal Amount
United States of America - 0.8%
U.S. Treasury Bills, yield at date of purchase 0.75% to 1.81% 6/26/08 (b) (Cost $84,815)	$ 85,000	84,889
Money Market Funds - 13.2%
	Shares
Dreyfus Cash Management Institutional Shares, 2.79% (c) (Cost $1,497,566)	1,497,566	1,497,566
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $11,195,171)	11,276,299
NET OTHER ASSETS - 0.5%	53,838
NET ASSETS - 100%	$ 11,330,137
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
15 CME E-Mini MSCI EAFE Index Contracts	June 2008	$ 1,612,800	$ 45,173
The face value of futures purchased as a percentage of net assets - 14.2%
Legend
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $84,889.
(c) The rate quoted is the annualized seven-day yield at period end.
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 11,276,299	$ 8,734,452	$ 2,541,751	$ 96
Other Financial Instruments*	$ 45,173	$ 45,173	$ -	$ -
*Other financial instruments include Futures Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	4
Cost of Purchases	92
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 96

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $11,195,390. Net unrealized appreciation aggregated $80,909, of which $540,422 related to appreciated investment securities and $459,513 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Large Cap Growth
Enhanced Index Fund

May 31, 2008

1.850083.101

GEI-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.2%
Autoliv, Inc.	1,535	$ 83,918
Automobiles - 0.1%
Thor Industries, Inc.	595	16,041
Diversified Consumer Services - 1.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	3,450	164,876
ITT Educational Services, Inc. (a)	1,585	115,119
Weight Watchers International, Inc.	3,346	139,896
		419,891
Hotels, Restaurants & Leisure - 1.3%
Choice Hotels International, Inc.	2,304	79,834
McDonald's Corp.	2,240	132,877
Wendy's International, Inc.	4,280	126,945
Yum! Brands, Inc.	4,230	167,931
		507,587
Household Durables - 0.4%
Black & Decker Corp.	1,045	67,612
NVR, Inc. (a)	130	73,498
		141,110
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	1,470	119,981
Leisure Equipment & Products - 0.1%
Mattel, Inc.	2,350	47,329
Media - 3.5%
Comcast Corp. Class A	4,190	94,275
DISH Network Corp. Class A (a)	2,515	88,302
Liberty Media Corp.:
- Capital Series A (a)	160	2,371
- Entertainment Class A (a)	640	17,280
McGraw-Hill Companies, Inc.	3,120	129,449
Meredith Corp.	2,855	93,673
News Corp. Class A	11,779	211,433
Omnicom Group, Inc.	4,975	243,825
Regal Entertainment Group Class A	7,355	129,227
The Walt Disney Co.	7,678	257,981
Viacom, Inc. Class B (non-vtg.) (a)	2,130	76,297
		1,344,113
Multiline Retail - 0.8%
Big Lots, Inc. (a)	3,000	93,180
Dollar Tree, Inc. (a)	1,700	62,730
Target Corp.	2,580	137,669
		293,579
Specialty Retail - 2.7%
Aeropostale, Inc. (a)	3,326	116,210
American Eagle Outfitters, Inc.	1,970	35,893
AutoZone, Inc. (a)	825	104,412
Gamestop Corp. Class A (a)	3,648	180,941
Home Depot, Inc.	2,766	75,678
J. Crew Group, Inc. (a)	1,620	60,377

	Shares	Value
Lowe's Companies, Inc.	3,550	$ 85,200
RadioShack Corp.	5,074	74,334
Sherwin-Williams Co.	1,228	68,952
TJX Companies, Inc.	6,846	219,483
		1,021,480
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	2,350	160,670
Warnaco Group, Inc. (a)	1,250	60,238
		220,908
TOTAL CONSUMER DISCRETIONARY		4,215,937
CONSUMER STAPLES - 10.8%
Beverages - 3.2%
Anheuser-Busch Companies, Inc.	2,310	132,733
PepsiCo, Inc.	7,580	517,714
The Coca-Cola Co.	10,090	577,753
		1,228,200
Food & Staples Retailing - 3.5%
CVS Caremark Corp.	4,380	187,420
Kroger Co.	5,935	164,043
Longs Drug Stores Corp.	2,220	105,272
Wal-Mart Stores, Inc.	10,910	629,943
Walgreen Co.	6,680	240,614
		1,327,292
Food Products - 0.7%
General Mills, Inc.	2,000	126,400
Wm. Wrigley Jr. Co.	1,925	148,475
		274,875
Household Products - 1.5%
Colgate-Palmolive Co.	1,590	118,232
Energizer Holdings, Inc. (a)	440	35,900
Kimberly-Clark Corp.	315	20,097
Procter & Gamble Co.	5,655	373,513
		547,742
Tobacco - 1.9%
Altria Group, Inc.	7,190	160,049
Philip Morris International, Inc.	7,190	378,625
UST, Inc.	3,220	177,841
		716,515
TOTAL CONSUMER STAPLES		4,094,624
ENERGY - 9.1%
Energy Equipment & Services - 6.1%
Cameron International Corp. (a)	1,300	69,199
Dresser-Rand Group, Inc. (a)	3,810	153,619
ENSCO International, Inc.	2,630	188,913
FMC Technologies, Inc. (a)	2,422	174,021
Global Industries Ltd. (a)	4,190	72,278
Halliburton Co.	5,860	284,679
National Oilwell Varco, Inc. (a)	3,500	291,620
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd. (NY Shares)	5,890	$ 595,656
T-3 Energy Services, Inc. (a)	875	56,630
Tidewater, Inc.	1,995	136,318
Transocean, Inc. (a)	1,900	285,361
Weatherford International Ltd. (a)	400	18,252
		2,326,546
Oil, Gas & Consumable Fuels - 3.0%
Chevron Corp.	1,045	103,612
ConocoPhillips	595	55,395
Exxon Mobil Corp.	6,350	563,626
Massey Energy Co.	2,200	142,164
Occidental Petroleum Corp.	1,200	110,316
Sunoco, Inc.	600	26,682
Valero Energy Corp.	2,190	111,340
XTO Energy, Inc.	500	31,810
		1,144,945
TOTAL ENERGY		3,471,491
FINANCIALS - 6.0%
Capital Markets - 2.0%
Bank of New York Mellon Corp.	2,725	121,344
Charles Schwab Corp.	2,300	51,014
Franklin Resources, Inc.	300	30,366
Goldman Sachs Group, Inc.	884	155,946
Invesco Ltd.	2,970	82,655
Merrill Lynch & Co., Inc.	785	34,477
MF Global Ltd.	9,000	130,950
Morgan Stanley	294	13,004
Northern Trust Corp.	566	43,016
optionsXpress Holdings, Inc.	550	12,562
State Street Corp.	1,100	79,222
TD Ameritrade Holding Corp. (a)	1,200	21,732
		776,288
Consumer Finance - 1.1%
American Express Co.	5,010	232,214
Discover Financial Services	10,090	173,044
		405,258
Diversified Financial Services - 0.3%
CME Group, Inc.	150	64,545
JPMorgan Chase & Co.	1,136	48,848
		113,393
Insurance - 1.0%
AFLAC, Inc.	2,300	154,399
Prudential Financial, Inc.	1,030	76,941
The Chubb Corp.	1,265	68,006
The Travelers Companies, Inc.	1,855	92,398
		391,744

	Shares	Value
Real Estate Investment Trusts - 1.0%
Annaly Capital Management, Inc.	3,250	$ 57,883
ProLogis Trust	2,045	126,647
Rayonier, Inc.	1,085	51,494
Taubman Centers, Inc.	2,775	149,156
		385,180
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	3,810	85,573
Jones Lang LaSalle, Inc.	1,390	98,051
		183,624
Thrifts & Mortgage Finance - 0.1%
Freddie Mac	1,440	36,605
TOTAL FINANCIALS		2,292,092
HEALTH CARE - 15.0%
Biotechnology - 2.9%
Amgen, Inc. (a)	5,565	245,027
Biogen Idec, Inc. (a)	1,330	83,458
Celgene Corp. (a)	1,445	87,943
Cephalon, Inc. (a)	1,510	102,242
Genentech, Inc. (a)	1,360	96,383
Genzyme Corp. (a)	2,215	151,639
Gilead Sciences, Inc. (a)	5,405	299,005
OSI Pharmaceuticals, Inc. (a)	1,390	49,067
		1,114,764
Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	5,530	337,883
Edwards Lifesciences Corp. (a)	1,125	64,924
Kinetic Concepts, Inc. (a)	4,275	185,663
Medtronic, Inc.	5,000	253,350
Zimmer Holdings, Inc. (a)	905	65,884
		907,704
Health Care Providers & Services - 3.3%
Aetna, Inc.	1,500	70,740
AmerisourceBergen Corp.	2,060	85,140
Express Scripts, Inc. (a)	3,400	245,174
Humana, Inc. (a)	484	24,708
Laboratory Corp. of America Holdings (a)	1,780	131,346
McKesson Corp.	3,647	210,250
Medco Health Solutions, Inc. (a)	3,725	180,476
UnitedHealth Group, Inc.	3,959	135,437
WellPoint, Inc. (a)	3,330	185,881
		1,269,152
Life Sciences Tools & Services - 1.2%
Applera Corp. - Applied Biosystems Group	1,657	57,597
Invitrogen Corp. (a)	3,040	139,718
Varian, Inc. (a)	1,295	71,860
Waters Corp. (a)	2,925	179,946
		449,121
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 5.2%
Abbott Laboratories	8,455	$ 476,439
Bristol-Myers Squibb Co.	7,030	160,214
Eli Lilly & Co.	5,885	283,304
Johnson & Johnson	6,781	452,564
Merck & Co., Inc.	7,840	305,446
Pfizer, Inc.	2,165	41,914
Schering-Plough Corp.	10,200	208,080
Wyeth	1,470	65,371
		1,993,332
TOTAL HEALTH CARE		5,734,073
INDUSTRIALS - 12.6%
Aerospace & Defense - 4.6%
General Dynamics Corp.	750	69,113
Goodrich Corp.	1,310	84,901
Honeywell International, Inc.	4,515	269,184
L-3 Communications Holdings, Inc.	1,735	186,322
Lockheed Martin Corp.	3,155	345,283
Northrop Grumman Corp.	1,000	75,460
Precision Castparts Corp.	700	84,560
Raytheon Co.	2,128	135,894
The Boeing Co.	4,025	333,149
TransDigm Group, Inc. (a)	900	39,240
United Technologies Corp.	2,030	144,211
		1,767,317
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	2,165	153,758
Airlines - 0.0%
Republic Airways Holdings, Inc. (a)	1,445	17,600
Building Products - 0.1%
Lennox International, Inc.	705	22,715
Trane, Inc.	400	18,568
		41,283
Commercial Services & Supplies - 0.2%
Equifax, Inc.	1,585	60,484
Construction & Engineering - 0.8%
EMCOR Group, Inc. (a)	4,365	128,113
Fluor Corp.	930	173,492
		301,605
Electrical Equipment - 1.7%
Acuity Brands, Inc.	2,615	139,249
Emerson Electric Co.	6,500	378,170
Rockwell Automation, Inc.	2,415	141,398
		658,817
Industrial Conglomerates - 1.8%
3M Co.	2,616	202,897
General Electric Co.	5,800	178,176

	Shares	Value
McDermott International, Inc. (a)	4,159	$ 257,983
Tyco International Ltd.	970	43,834
		682,890
Machinery - 1.7%
Caterpillar, Inc.	2,850	235,524
Eaton Corp.	1,525	147,437
Gardner Denver, Inc. (a)	1,355	71,896
Manitowoc Co., Inc.	4,467	173,766
		628,623
Road & Rail - 1.3%
Burlington Northern Santa Fe Corp.	500	56,525
Con-way, Inc.	1,450	70,775
CSX Corp.	1,933	133,493
Norfolk Southern Corp.	2,250	151,605
Union Pacific Corp.	1,000	82,310
		494,708
TOTAL INDUSTRIALS		4,807,085
INFORMATION TECHNOLOGY - 28.4%
Communications Equipment - 3.9%
ADC Telecommunications, Inc. (a)	5,310	83,579
Adtran, Inc.	1,200	29,868
Cisco Systems, Inc. (a)	30,790	822,709
Corning, Inc.	3,130	85,574
EchoStar Holding Corp. Class A (a)	426	15,907
Harris Corp.	900	59,202
QUALCOMM, Inc.	8,490	412,105
		1,508,944
Computers & Peripherals - 8.7%
Apple, Inc. (a)	4,815	908,831
Dell, Inc. (a)	10,324	238,071
EMC Corp. (a)	15,380	268,227
Hewlett-Packard Co.	16,230	763,784
International Business Machines Corp.	6,900	893,067
NetApp, Inc. (a)	4,080	99,470
Seagate Technology	1,765	37,806
Teradata Corp. (a)	3,660	98,857
		3,308,113
Electronic Equipment & Instruments - 0.5%
Mettler-Toledo International, Inc. (a)	1,855	192,364
Internet Software & Services - 2.1%
eBay, Inc. (a)	4,295	128,893
Google, Inc. Class A (sub. vtg.) (a)	1,050	615,090
Yahoo!, Inc. (a)	1,795	48,034
		792,017
IT Services - 1.9%
Accenture Ltd. Class A	4,345	177,363
Alliance Data Systems Corp. (a)	1,100	66,044
Automatic Data Processing, Inc.	1,750	75,338
Electronic Data Systems Corp.	3,100	75,919
Fiserv, Inc. (a)	1,655	86,656
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.	8,650	$ 204,486
Total System Services, Inc.	1,700	41,684
		727,490
Semiconductors & Semiconductor Equipment - 4.9%
Amkor Technology, Inc. (a)	4,610	49,143
Applied Materials, Inc.	10,515	208,302
Integrated Device Technology, Inc. (a)	2,500	28,200
Intel Corp.	30,245	701,079
Lam Research Corp. (a)	3,500	142,450
Linear Technology Corp.	2,620	96,337
Marvell Technology Group Ltd. (a)	3,750	65,100
MEMC Electronic Materials, Inc. (a)	900	61,794
National Semiconductor Corp.	7,753	163,201
Novellus Systems, Inc. (a)	4,376	104,543
Texas Instruments, Inc.	7,240	235,155
		1,855,304
Software - 6.4%
Adobe Systems, Inc. (a)	6,480	285,509
BMC Software, Inc. (a)	4,000	160,400
CA, Inc.	1,530	40,606
Cadence Design Systems, Inc. (a)	8,690	100,978
McAfee, Inc. (a)	4,070	147,538
Microsoft Corp.	44,260	1,253,436
Oracle Corp. (a)	19,825	452,803
		2,441,270
TOTAL INFORMATION TECHNOLOGY		10,825,502
MATERIALS - 4.8%
Chemicals - 2.2%
Celanese Corp. Class A	2,750	133,925
E.I. du Pont de Nemours & Co.	1,125	53,899
Lubrizol Corp.	2,430	136,323
Monsanto Co.	4,070	518,518
Zep, Inc.	1,050	17,241
		859,906
Containers & Packaging - 0.7%
Crown Holdings, Inc. (a)	1,910	55,104
Owens-Illinois, Inc. (a)	2,400	137,328
Pactiv Corp. (a)	3,135	77,215
		269,647

	Shares	Value
Metals & Mining - 1.9%
AK Steel Holding Corp.	2,500	$ 177,500
Freeport-McMoRan Copper & Gold, Inc. Class B	2,590	299,689
Nucor Corp.	2,270	169,796
Southern Copper Corp.	570	62,831
		709,816
TOTAL MATERIALS		1,839,369
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
CenturyTel, Inc.	1,680	59,489
Citizens Communications Co.	9,550	111,353
Windstream Corp.	10,510	140,203
		311,045
UTILITIES - 1.0%
Electric Utilities - 0.6%
DPL, Inc.	3,000	85,260
Exelon Corp.	1,090	95,920
Pepco Holdings, Inc.	2,350	63,544
		244,724
Multi-Utilities - 0.4%
Public Service Enterprise Group, Inc.	3,240	143,402
TOTAL UTILITIES		388,126
TOTAL COMMON STOCKS (Cost $37,907,854)		37,979,344
Investment Companies - 0.4%

iShares Russell 1000 Growth Index ETF (Cost $165,599)	2,930	173,896
Money Market Funds - 0.0%

Dreyfus Cash Management Institutional Shares, 2.79% (b) (Cost $4,961)	4,961	4,961
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $38,078,414)	38,158,201
NET OTHER ASSETS - 0.0%	(11,083)
NET ASSETS - 100%	$ 38,147,118
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield at period end.
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 38,158,201	$ 38,158,201	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $38,102,326. Net unrealized appreciation aggregated $55,875, of which $3,026,115 related to appreciated investment securities and $2,970,240 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Large Cap Value
Enhanced Index Fund

May 31, 2008

1.850084.101

VEI-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 7.1%
Auto Components - 0.2%
Lear Corp. (a)	2,089	$ 53,792
Diversified Consumer Services - 0.3%
Weight Watchers International, Inc.	2,299	96,121
Hotels, Restaurants & Leisure - 1.6%
Darden Restaurants, Inc.	1,500	51,375
McDonald's Corp.	6,429	381,368
		432,743
Media - 3.6%
CBS Corp. Class B	7,273	156,951
Comcast Corp. Class A	1,466	32,985
Meredith Corp.	1,969	64,603
News Corp. Class A	2,774	49,793
Omnicom Group, Inc.	2,287	112,086
R.H. Donnelley Corp. (a)	17,104	92,875
The Walt Disney Co.	8,886	298,570
Time Warner, Inc.	10,515	166,978
		974,841
Multiline Retail - 0.5%
Big Lots, Inc. (a)	4,654	144,553
Specialty Retail - 0.9%
Gap, Inc.	9,169	167,334
Home Depot, Inc.	1,253	34,282
RadioShack Corp.	2,251	32,977
		234,593
TOTAL CONSUMER DISCRETIONARY		1,936,643
CONSUMER STAPLES - 8.6%
Beverages - 0.6%
Pepsi Bottling Group, Inc.	269	8,721
The Coca-Cola Co.	2,890	165,481
		174,202
Food & Staples Retailing - 2.7%
BJ's Wholesale Club, Inc. (a)	4,012	158,434
CVS Caremark Corp.	2,627	112,409
Kroger Co.	5,428	150,030
Safeway, Inc.	4,961	158,107
SUPERVALU, Inc.	1,314	46,082
Wal-Mart Stores, Inc.	1,819	105,029
		730,091
Food Products - 1.8%
Archer Daniels Midland Co.	1,306	51,848
General Mills, Inc.	3,313	209,382
Kraft Foods, Inc. Class A	4,641	150,740
The J.M. Smucker Co.	1,459	77,021
		488,991

	Shares	Value
Household Products - 1.8%
Kimberly-Clark Corp.	282	$ 17,992
Procter & Gamble Co.	7,300	482,165
		500,157
Tobacco - 1.7%
Altria Group, Inc.	3,554	79,112
Philip Morris International, Inc.	3,554	187,154
Reynolds American, Inc.	2,345	128,787
UST, Inc.	1,107	61,140
		456,193
TOTAL CONSUMER STAPLES		2,349,634
ENERGY - 19.7%
Energy Equipment & Services - 1.7%
ENSCO International, Inc.	2,043	146,749
FMC Technologies, Inc. (a)	1,019	73,215
Halliburton Co.	3,534	171,682
Tidewater, Inc.	977	66,758
		458,404
Oil, Gas & Consumable Fuels - 18.0%
Anadarko Petroleum Corp.	1,267	94,987
Apache Corp.	899	120,520
Chevron Corp.	9,986	990,112
ConocoPhillips	6,322	588,578
Devon Energy Corp.	1,260	146,084
EOG Resources, Inc.	489	62,900
Exxon Mobil Corp.	19,070	1,692,653
Frontline Ltd. (NY Shares)	460	29,320
Hess Corp.	627	77,002
Marathon Oil Corp.	2,835	145,691
Noble Energy, Inc.	1,933	188,371
Occidental Petroleum Corp.	5,141	472,612
Spectra Energy Corp.	7,313	197,597
W&T Offshore, Inc.	2,550	142,188
		4,948,615
TOTAL ENERGY		5,407,019
FINANCIALS - 24.4%
Capital Markets - 3.4%
Apollo Investment Corp.	2,578	46,533
Bank of New York Mellon Corp.	4,321	192,414
Goldman Sachs Group, Inc.	960	169,354
Knight Capital Group, Inc. Class A (a)	7,150	127,342
Lehman Brothers Holdings, Inc.	2,140	78,773
Merrill Lynch & Co., Inc.	2,583	113,445
Morgan Stanley	3,943	174,399
Northern Trust Corp.	135	10,260
State Street Corp.	250	18,005
		930,525
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 5.0%
BB&T Corp.	4,216	$ 132,678
Fifth Third Bancorp	3,595	67,227
KeyCorp	5,211	101,458
PNC Financial Services Group, Inc.	1,274	81,855
Popular, Inc.	1,000	10,900
Regions Financial Corp.	5,889	104,942
SunTrust Banks, Inc.	713	37,226
U.S. Bancorp, Delaware	6,783	225,128
Wachovia Corp.	8,722	207,584
Wells Fargo & Co.	14,305	394,389
		1,363,387
Consumer Finance - 0.9%
Capital One Financial Corp.	1,627	78,291
Discover Financial Services	9,275	159,066
		237,357
Diversified Financial Services - 5.8%
Bank of America Corp.	17,263	587,115
Citigroup, Inc.	18,886	413,415
JPMorgan Chase & Co.	14,012	602,516
		1,603,046
Insurance - 5.9%
ACE Ltd.	2,258	135,638
Allstate Corp.	1,308	66,630
American International Group, Inc.	6,830	245,880
Arch Capital Group Ltd. (a)	1,142	80,351
Aspen Insurance Holdings Ltd.	4,998	127,749
Axis Capital Holdings Ltd.	2,707	94,880
Genworth Financial, Inc. Class A (non-vtg.)	1,622	35,846
Hartford Financial Services Group, Inc.	703	49,962
MetLife, Inc.	1,608	96,528
PartnerRe Ltd.	1,421	104,713
Platinum Underwriters Holdings Ltd.	1,562	55,404
Prudential Financial, Inc.	797	59,536
Reinsurance Group of America, Inc.	1,993	102,480
The Chubb Corp.	1,613	86,715
The Travelers Companies, Inc.	3,219	160,338
W.R. Berkley Corp.	3,755	101,723
		1,604,373
Real Estate Investment Trusts - 3.0%
AMB Property Corp. (SBI)	1,315	77,506
Annaly Capital Management, Inc.	4,027	71,721
Colonial Properties Trust (SBI)	5,034	121,068
Equity Residential (SBI)	744	31,464
HCP, Inc.	803	27,511
Hospitality Properties Trust (SBI)	3,314	102,734
Host Hotels & Resorts, Inc.	1,927	33,125

	Shares	Value
iStar Financial, Inc.	500	$ 9,560
ProLogis Trust	966	59,824
Rayonier, Inc.	2,007	95,252
SL Green Realty Corp.	653	65,104
Vornado Realty Trust	1,381	134,965
		829,834
Thrifts & Mortgage Finance - 0.4%
Fannie Mae	3,416	92,300
Hudson City Bancorp, Inc.	1,494	26,593
		118,893
TOTAL FINANCIALS		6,687,415
HEALTH CARE - 6.4%
Biotechnology - 0.3%
Biogen Idec, Inc. (a)	1,151	72,225
Health Care Providers & Services - 0.7%
HealthSouth Corp. (a)(d)	4,254	79,677
UnitedHealth Group, Inc.	1,205	41,223
WellPoint, Inc. (a)	1,235	68,938
		189,838
Pharmaceuticals - 5.4%
Eli Lilly & Co.	3,054	147,020
Johnson & Johnson	7,319	488,470
King Pharmaceuticals, Inc. (a)	12,536	128,619
Merck & Co., Inc.	548	21,350
Pfizer, Inc.	33,132	641,436
Wyeth	1,308	58,167
		1,485,062
TOTAL HEALTH CARE		1,747,125
INDUSTRIALS - 10.4%
Aerospace & Defense - 2.8%
General Dynamics Corp.	853	78,604
Honeywell International, Inc.	1,802	107,435
Lockheed Martin Corp.	1,210	132,422
Northrop Grumman Corp.	770	58,104
Raytheon Co.	2,947	188,195
The Boeing Co.	1,293	107,022
United Technologies Corp.	1,443	102,511
		774,293
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (a)	11,038	148,682
Industrial Conglomerates - 4.8%
General Electric Co.	35,929	1,103,739
Tyco International Ltd.	4,621	208,823
		1,312,562
Machinery - 1.7%
Deere & Co.	1,003	81,584
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Eaton Corp.	1,912	$ 184,852
Gardner Denver, Inc. (a)	3,477	184,490
		450,926
Road & Rail - 0.6%
CSX Corp.	1,400	96,684
Union Pacific Corp.	858	70,622
		167,306
TOTAL INDUSTRIALS		2,853,769
INFORMATION TECHNOLOGY - 3.1%
Communications Equipment - 0.2%
ADC Telecommunications, Inc. (a)	4,263	67,100
Computers & Peripherals - 1.7%
Hewlett-Packard Co.	3,097	145,745
International Business Machines Corp.	2,054	265,849
Seagate Technology	1,311	28,082
Western Digital Corp. (a)	968	36,329
		476,005
Electronic Equipment & Instruments - 0.6%
Avnet, Inc. (a)	2,628	77,579
Tyco Electronics Ltd.	1,911	76,669
		154,248
IT Services - 0.2%
The Western Union Co.	2,330	55,081
Semiconductors & Semiconductor Equipment - 0.4%
Amkor Technology, Inc. (a)	10,493	111,855
TOTAL INFORMATION TECHNOLOGY		864,289
MATERIALS - 5.4%
Chemicals - 3.0%
Celanese Corp. Class A	3,754	182,820
CF Industries Holdings, Inc.	1,195	163,596
Dow Chemical Co.	1,902	76,841
E.I. du Pont de Nemours & Co.	3,011	144,257
H.B. Fuller Co.	1,889	46,979
Lubrizol Corp.	2,336	131,050
Terra Industries, Inc.	2,048	89,354
		834,897
Containers & Packaging - 0.4%
Greif, Inc. Class A	1,507	101,029
Metals & Mining - 1.9%
AK Steel Holding Corp.	2,222	157,762
Freeport-McMoRan Copper & Gold, Inc. Class B	1,117	129,248
Nucor Corp.	850	63,580

	Shares	Value
Reliance Steel & Aluminum Co.	1,034	$ 70,281
United States Steel Corp.	617	106,562
		527,433
Paper & Forest Products - 0.1%
International Paper Co.	1,051	28,608
TOTAL MATERIALS		1,491,967
TELECOMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 6.1%
AT&T, Inc.	25,842	1,031,096
CenturyTel, Inc.	3,051	108,036
Verizon Communications, Inc.	14,208	546,582
		1,685,714
UTILITIES - 6.2%
Electric Utilities - 3.0%
American Electric Power Co., Inc.	1,573	66,585
DPL, Inc.	1,444	41,038
Duke Energy Corp.	6,931	128,085
Edison International	3,649	194,236
Entergy Corp.	364	43,960
FirstEnergy Corp.	939	73,909
FPL Group, Inc.	1,544	104,251
Portland General Electric Co.	4,437	103,870
Southern Co.	2,247	81,341
		837,275
Gas Utilities - 0.7%
Energen Corp.	2,407	180,405
Multi-Utilities - 2.5%
Alliant Energy Corp.	2,426	91,072
Dominion Resources, Inc.	3,824	177,051
MDU Resources Group, Inc.	4,420	145,993
Public Service Enterprise Group, Inc.	2,847	126,008
Sempra Energy	2,656	153,543
		693,667
TOTAL UTILITIES		1,711,347
TOTAL COMMON STOCKS (Cost $28,296,064)		26,734,922
Investment Companies - 2.5%

iShares Russell 1000 Value Index ETF (Cost $655,274)	8,791	670,929
Money Market Funds - 0.3%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c) (Cost $79,000)	79,000	$ 79,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $29,030,338)	27,484,851
NET OTHER ASSETS - (0.2)%	(48,517)
NET ASSETS - 100%	$ 27,436,334
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 265
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 27,484,851	$ 27,484,851	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $29,081,723. Net unrealized depreciation aggregated $1,596,872, of which $1,843,658 related to appreciated investment securities and $3,440,530 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Large Cap Core
Enhanced Index Fund

May 31, 2008

1.850082.101

CEI-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Diversified Consumer Services - 0.6%
Apollo Group, Inc. Class A (non-vtg.) (a)	44,887	$ 2,145,150
Weight Watchers International, Inc.	81,968	3,427,082
		5,572,232
Hotels, Restaurants & Leisure - 1.4%
Darden Restaurants, Inc.	112,884	3,866,277
McDonald's Corp.	182,023	10,797,604
		14,663,881
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	11,086	904,839
Media - 3.3%
CBS Corp. Class B	219,927	4,746,025
Comcast Corp. Class A	133,101	2,994,773
News Corp. Class A	174,189	3,126,693
Omnicom Group, Inc.	105,058	5,148,893
The Walt Disney Co.	284,652	9,564,307
Time Warner, Inc.	117,357	1,863,629
Viacom, Inc. Class B (non-vtg.) (a)	175,114	6,272,583
		33,716,903
Multiline Retail - 0.9%
Big Lots, Inc. (a)	213,613	6,634,820
Family Dollar Stores, Inc.	60,386	1,292,260
Target Corp.	21,026	1,121,947
		9,049,027
Specialty Retail - 1.8%
AutoZone, Inc. (a)	38,721	4,900,530
Gap, Inc.	222,775	4,065,644
Home Depot, Inc.	81,598	2,232,521
Lowe's Companies, Inc.	35,128	843,072
RadioShack Corp.	91,440	1,339,596
TJX Companies, Inc.	152,311	4,883,091
		18,264,454
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	58,338	3,988,569
TOTAL CONSUMER DISCRETIONARY		86,159,905
CONSUMER STAPLES - 10.0%
Beverages - 2.3%
Anheuser-Busch Companies, Inc.	58,056	3,335,898
PepsiCo, Inc.	126,221	8,620,894
The Coca-Cola Co.	201,150	11,517,849
		23,474,641
Food & Staples Retailing - 3.0%
BJ's Wholesale Club, Inc. (a)	132,488	5,231,951
CVS Caremark Corp.	120,422	5,152,857
Kroger Co.	194,547	5,377,279
Safeway, Inc.	47,296	1,507,324
SUPERVALU, Inc.	24,395	855,533

	Shares	Value
Wal-Mart Stores, Inc.	202,075	$ 11,667,811
Walgreen Co.	30,255	1,089,785
		30,882,540
Food Products - 0.8%
General Mills, Inc.	101,304	6,402,413
Kraft Foods, Inc. Class A	61,333	1,992,096
		8,394,509
Household Products - 1.9%
Colgate-Palmolive Co.	39,963	2,971,649
Procter & Gamble Co.	247,972	16,378,551
		19,350,200
Tobacco - 2.0%
Altria Group, Inc.	236,247	5,258,858
Philip Morris International, Inc. (a)	236,255	12,441,188
UST, Inc.	48,406	2,673,463
		20,373,509
TOTAL CONSUMER STAPLES		102,475,399
ENERGY - 15.2%
Energy Equipment & Services - 3.8%
ENSCO International, Inc.	81,184	5,831,447
Halliburton Co.	193,812	9,415,387
National Oilwell Varco, Inc. (a)	98,238	8,185,190
Schlumberger Ltd. (NY Shares)	93,780	9,483,971
Tidewater, Inc.	27,047	1,848,122
Transocean, Inc. (a)	27,595	4,144,493
		38,908,610
Oil, Gas & Consumable Fuels - 11.4%
Anadarko Petroleum Corp.	43,893	3,290,658
Apache Corp.	16,958	2,273,389
Chevron Corp.	220,448	21,857,419
ConocoPhillips	139,008	12,941,645
Devon Energy Corp.	16,485	1,911,271
Exxon Mobil Corp.	473,077	41,990,310
Marathon Oil Corp.	56,463	2,901,634
Noble Energy, Inc.	64,071	6,243,719
Occidental Petroleum Corp.	134,442	12,359,253
Spectra Energy Corp.	221,966	5,997,521
Stone Energy Corp. (a)	27,003	1,824,863
W&T Offshore, Inc.	55,024	3,068,138
		116,659,820
TOTAL ENERGY		155,568,430
FINANCIALS - 13.7%
Capital Markets - 2.6%
Bank of New York Mellon Corp.	102,762	4,575,992
Goldman Sachs Group, Inc.	55,811	9,845,619
Knight Capital Group, Inc. Class A (a)	136,604	2,432,917
Lehman Brothers Holdings, Inc.	42,230	1,554,486
Merrill Lynch & Co., Inc.	58,379	2,564,006
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	84,565	$ 3,740,310
State Street Corp.	31,692	2,282,458
		26,995,788
Commercial Banks - 2.6%
BB&T Corp.	60,029	1,889,113
Fifth Third Bancorp	145,000	2,711,500
KeyCorp	219,023	4,264,378
PNC Financial Services Group, Inc.	25,746	1,654,181
Regions Financial Corp.	38,685	689,367
U.S. Bancorp, Delaware	128,930	4,279,187
Wachovia Corp.	134,493	3,200,933
Wells Fargo & Co.	276,186	7,614,448
		26,303,107
Consumer Finance - 1.1%
American Express Co.	86,988	4,031,894
Capital One Financial Corp.	40,943	1,970,177
Discover Financial Services	316,677	5,431,011
		11,433,082
Diversified Financial Services - 3.0%
Bank of America Corp.	322,394	10,964,620
Citigroup, Inc.	359,210	7,863,107
JPMorgan Chase & Co.	273,966	11,780,538
		30,608,265
Insurance - 3.0%
ACE Ltd.	58,199	3,496,014
AFLAC, Inc.	39,617	2,659,489
American International Group, Inc.	142,589	5,133,204
Arch Capital Group Ltd. (a)	44,555	3,134,890
Aspen Insurance Holdings Ltd.	142,323	3,637,776
Hartford Financial Services Group, Inc.	24,265	1,724,514
MetLife, Inc.	59,773	3,588,173
Prudential Financial, Inc.	16,818	1,256,305
The Chubb Corp.	106,149	5,706,570
W.R. Berkley Corp.	15,970	432,627
		30,769,562
Real Estate Investment Trusts - 1.4%
Hospitality Properties Trust (SBI)	104,908	3,252,148
National Retail Properties, Inc.	77,401	1,757,777
ProLogis Trust	49,544	3,068,260
SL Green Realty Corp.	15,472	1,542,558
Vornado Realty Trust	42,500	4,153,525
		13,774,268
Thrifts & Mortgage Finance - 0.0%
Freddie Mac	12,784	324,969
TOTAL FINANCIALS		140,209,041

	Shares	Value
HEALTH CARE - 11.3%
Biotechnology - 0.6%
Amgen, Inc. (a)	64,668	$ 2,847,332
Gilead Sciences, Inc. (a)	60,689	3,357,315
		6,204,647
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	129,344	7,902,918
Kinetic Concepts, Inc. (a)	28,998	1,259,383
Medtronic, Inc.	36,763	1,862,781
		11,025,082
Health Care Providers & Services - 1.2%
Aetna, Inc.	29,420	1,387,447
Express Scripts, Inc. (a)	84,110	6,065,172
UnitedHealth Group, Inc.	82,145	2,810,180
WellPoint, Inc. (a)	43,650	2,436,543
		12,699,342
Health Care Technology - 0.5%
IMS Health, Inc.	193,484	4,690,052
Life Sciences Tools & Services - 1.3%
Applera Corp. - Applied Biosystems Group	140,501	4,883,815
Invitrogen Corp. (a)	119,984	5,514,465
Thermo Fisher Scientific, Inc. (a)	45,228	2,669,357
		13,067,637
Pharmaceuticals - 6.6%
Abbott Laboratories	107,083	6,034,127
Bristol-Myers Squibb Co.	145,834	3,323,557
Eli Lilly & Co.	150,430	7,241,700
Johnson & Johnson	285,355	19,044,593
King Pharmaceuticals, Inc. (a)	158,572	1,626,949
Merck & Co., Inc.	204,717	7,975,774
Pfizer, Inc.	762,433	14,760,703
Schering-Plough Corp.	137,451	2,804,000
Warner Chilcott Ltd. (a)	69,266	1,203,843
Wyeth	70,290	3,125,796
		67,141,042
TOTAL HEALTH CARE		114,827,802
INDUSTRIALS - 11.3%
Aerospace & Defense - 3.8%
General Dynamics Corp.	13,782	1,270,011
Honeywell International, Inc.	149,463	8,910,984
Lockheed Martin Corp.	71,729	7,850,022
Northrop Grumman Corp.	14,342	1,082,247
Raytheon Co.	75,307	4,809,105
The Boeing Co.	109,057	9,026,648
United Technologies Corp.	84,103	5,974,677
		38,923,694
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	47,077	3,343,409
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.7%
Allied Waste Industries, Inc. (a)	389,196	$ 5,242,470
Deluxe Corp.	80,684	1,817,811
		7,060,281
Electrical Equipment - 0.9%
Acuity Brands, Inc.	42,672	2,272,284
Emerson Electric Co.	109,045	6,344,238
		8,616,522
Industrial Conglomerates - 3.3%
3M Co.	71,071	5,512,267
General Electric Co.	792,152	24,334,909
Tyco International Ltd.	70,978	3,207,496
		33,054,672
Machinery - 1.2%
Caterpillar, Inc.	78,063	6,451,126
Deere & Co.	13,305	1,082,229
Eaton Corp.	32,358	3,128,371
Gardner Denver, Inc. (a)	34,396	1,825,052
		12,486,778
Road & Rail - 1.1%
CSX Corp.	57,636	3,980,342
Norfolk Southern Corp.	57,663	3,885,333
Union Pacific Corp.	41,258	3,395,946
		11,261,621
TOTAL INDUSTRIALS		114,746,977
INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 2.2%
Cisco Systems, Inc. (a)	539,698	14,420,731
Corning, Inc.	134,096	3,666,185
QUALCOMM, Inc. (a)	95,359	4,628,726
		22,715,642
Computers & Peripherals - 5.2%
Apple, Inc. (a)	74,159	13,997,511
Dell, Inc. (a)	65,046	1,499,961
EMC Corp. (a)	77,655	1,354,303
Hewlett-Packard Co.	303,154	14,266,427
International Business Machines Corp.	151,106	19,557,650
Lexmark International, Inc. Class A (a)	63,733	2,349,198
		53,025,050
Electronic Equipment & Instruments - 0.4%
Mettler-Toledo International, Inc. (a)	22,325	2,315,103
Tyco Electronics Ltd.	43,903	1,761,388
		4,076,491
Internet Software & Services - 1.5%
eBay, Inc. (a)	193,693	5,812,727
Google, Inc. Class A (sub. vtg.) (a)	16,158	9,465,356
		15,278,083

	Shares	Value
IT Services - 1.2%
MasterCard, Inc. Class A	22,709	$ 7,009,133
The Western Union Co.	207,750	4,911,210
		11,920,343
Office Electronics - 0.1%
Xerox Corp.	103,235	1,401,931
Semiconductors & Semiconductor Equipment - 1.8%
Amkor Technology, Inc. (a)	371,809	3,963,484
Intel Corp.	367,501	8,518,673
National Semiconductor Corp.	104,132	2,191,979
NVIDIA Corp. (a)	38,160	942,552
Texas Instruments, Inc.	92,916	3,017,912
		18,634,600
Software - 4.3%
Adobe Systems, Inc. (a)	124,099	5,467,802
BMC Software, Inc. (a)	156,988	6,295,219
Microsoft Corp.	731,144	20,705,998
Oracle Corp. (a)	489,774	11,186,438
		43,655,457
TOTAL INFORMATION TECHNOLOGY		170,707,597
MATERIALS - 4.9%
Chemicals - 2.4%
Celanese Corp. Class A	129,968	6,329,442
CF Industries Holdings, Inc.	15,358	2,102,510
Lubrizol Corp.	48,122	2,699,644
Monsanto Co.	81,036	10,323,986
Terra Industries, Inc.	69,595	3,036,430
		24,492,012
Metals & Mining - 2.5%
AK Steel Holding Corp.	73,497	5,218,287
Freeport-McMoRan Copper & Gold, Inc. Class B	61,045	7,063,517
Nucor Corp.	80,795	6,043,466
Southern Copper Corp.	7,571	834,551
United States Steel Corp.	36,784	6,352,965
		25,512,786
TOTAL MATERIALS		50,004,798
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	478,605	19,096,340
CenturyTel, Inc.	124,224	4,398,772
Embarq Corp.	14,387	680,793
Qwest Communications International, Inc.	270,810	1,313,429
Verizon Communications, Inc.	312,833	12,034,686
Windstream Corp.	268,526	3,582,137
		41,106,157
Common Stocks - continued
	Shares	Value
UTILITIES - 2.2%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	30,482	$ 1,290,303
Edison International	95,025	5,058,181
FPL Group, Inc.	32,738	2,210,470
Southern Co.	26,701	966,576
		9,525,530
Independent Power Producers & Energy Traders - 0.4%
Mirant Corp. (a)	88,290	3,586,340
Multi-Utilities - 0.9%
Dominion Resources, Inc.	75,386	3,490,372
Public Service Enterprise Group, Inc.	59,121	2,616,695
Sempra Energy	60,293	3,485,538
		9,592,605
TOTAL UTILITIES		22,704,475
TOTAL COMMON STOCKS (Cost $1,010,911,381)		998,510,581
U.S. Treasury Obligations - 0.3%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.99% to 1.5% 6/26/08 (b) (Cost $3,446,806)	$ 3,450,000	3,445,481
Money Market Funds - 1.7%
	Shares
Dreyfus Cash Management Institutional Shares, 2.79% (c) (Cost $16,985,923)	16,985,923	16,985,923
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,031,344,110)	1,018,941,985
NET OTHER ASSETS - .2%	1,928,656
NET ASSETS - 100%	$ 1,020,870,641
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
104 S&P 500 E-Mini Index Contracts	June 2008	$ 7,283,120	$ 292,977
42 S&P 500 Index Contracts	June 2008	14,706,300	31,165
TOTAL EQUITY INDEX CONTRACTS		$ 21,989,420	$ 324,142
The face value of futures purchased as a percentage of net assets - 2.1%
Legend
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,445,481.
(c) The rate quoted is the annualized seven-day yield at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 2,996
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,018,941,985	$ 1,015,496,504	$ 3,445,481	$ -
Other Financial Instruments*	$ 324,142	$ 324,142	$ -	$ -
*Other financial instruments include Futures Contracts.
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,032,641,154. Net unrealized depreciation aggregated $13,699,169, of which $59,469,819 related to appreciated investment securities and $73,168,988 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Mid Cap
Enhanced Index Fund

May 31, 2008

1.870938.100

MCE-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.4%
Autoliv, Inc.	620	$ 33,895
Automobiles - 0.6%
Ford Motor Co. (a)	7,255	49,334
Harley-Davidson, Inc.	216	8,979
Thor Industries, Inc.	116	3,127
		61,440
Diversified Consumer Services - 1.0%
Apollo Group, Inc. Class A (non-vtg.) (a)	550	26,285
DeVry, Inc.	450	25,673
ITT Educational Services, Inc. (a)	395	28,689
Sotheby's Class A (ltd. vtg.)	220	5,900
Weight Watchers International, Inc.	360	15,052
		101,599
Hotels, Restaurants & Leisure - 1.3%
Starwood Hotels & Resorts Worldwide, Inc.	770	37,268
Tim Hortons, Inc.	652	21,640
Yum! Brands, Inc.	1,825	72,453
		131,361
Household Durables - 0.6%
Blyth, Inc.	269	5,235
Fortune Brands, Inc.	12	834
Lennar Corp. Class A	930	15,698
Mohawk Industries, Inc. (a)	138	10,361
NVR, Inc. (a)	35	19,788
Tempur-Pedic International, Inc.	309	3,319
		55,235
Internet & Catalog Retail - 0.5%
Expedia, Inc. (a)	1,266	30,701
IAC/InterActiveCorp (a)	788	17,769
Liberty Media Corp. - Interactive Series A (a)	121	2,056
		50,526
Leisure Equipment & Products - 0.6%
Eastman Kodak Co.	495	7,583
Hasbro, Inc.	1,270	46,025
Polaris Industries, Inc.	150	7,158
		60,766
Media - 2.0%
DISH Network Corp. Class A (a)	1,180	41,430
E.W. Scripps Co. Class A	700	32,970
Interactive Data Corp.	630	17,350
Liberty Global, Inc. Class A (a)	980	35,133
Liberty Media Corp.:
- Capital Series A (a)	45	667
- Entertainment Class A (a)	1,135	30,645
Meredith Corp.	350	11,484
Regal Entertainment Group Class A	655	11,508

	Shares	Value
Scholastic Corp. (a)	260	$ 8,086
XM Satellite Radio Holdings, Inc. Class A (a)	654	6,952
		196,225
Multiline Retail - 0.3%
Big Lots, Inc. (a)	1,080	33,545
Specialty Retail - 3.3%
Abercrombie & Fitch Co. Class A	301	21,853
Aeropostale, Inc. (a)	945	33,018
AutoZone, Inc. (a)	315	39,866
Barnes & Noble, Inc.	660	20,137
Bed Bath & Beyond, Inc. (a)	165	5,257
Gamestop Corp. Class A (a)	910	45,136
Gap, Inc.	2,125	38,781
RadioShack Corp.	800	11,720
Sherwin-Williams Co.	555	31,163
Tiffany & Co., Inc.	605	29,663
TJX Companies, Inc.	1,670	53,540
		330,134
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc. (a)	690	25,047
Deckers Outdoor Corp. (a)	175	23,926
Hanesbrands, Inc. (a)	585	19,305
VF Corp.	220	16,654
		84,932
TOTAL CONSUMER DISCRETIONARY		1,139,658
CONSUMER STAPLES - 5.5%
Beverages - 0.7%
Brown-Forman Corp. Class B (non-vtg.)	309	23,231
Coca-Cola Enterprises, Inc.	1,049	21,127
Pepsi Bottling Group, Inc.	650	21,073
		65,431
Food & Staples Retailing - 1.6%
BJ's Wholesale Club, Inc. (a)	705	27,840
Casey's General Stores, Inc.	690	15,104
Longs Drug Stores Corp.	410	19,442
Safeway, Inc.	1,715	54,657
SUPERVALU, Inc.	1,290	45,240
		162,283
Food Products - 1.6%
Bunge Ltd.	37	4,417
ConAgra Foods, Inc.	100	2,358
Darling International, Inc. (a)	935	15,063
Flowers Foods, Inc.	725	20,394
H.J. Heinz Co.	1,160	57,896
Hormel Foods Corp.	655	24,752
McCormick & Co., Inc. (non-vtg.)	600	22,548
Sara Lee Corp.	126	1,736
Wm. Wrigley Jr. Co.	151	11,647
		160,811
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.6%
Church & Dwight Co., Inc.	480	$ 27,326
Clorox Co.	426	24,337
Energizer Holdings, Inc. (a)	81	6,609
		58,272
Personal Products - 0.5%
Avon Products, Inc.	356	13,905
Estee Lauder Companies, Inc. Class A	203	9,663
Herbalife Ltd.	685	26,400
		49,968
Tobacco - 0.5%
Reynolds American, Inc.	263	14,444
UST, Inc.	610	33,690
		48,134
TOTAL CONSUMER STAPLES		544,899
ENERGY - 11.2%
Energy Equipment & Services - 4.4%
Cameron International Corp. (a)	675	35,930
Dresser-Rand Group, Inc. (a)	520	20,966
ENSCO International, Inc.	775	55,668
FMC Technologies, Inc. (a)	795	57,121
National Oilwell Varco, Inc. (a)	1,285	107,066
Noble Corp.	775	48,934
Patterson-UTI Energy, Inc.	875	27,545
Pride International, Inc. (a)	692	30,406
Smith International, Inc.	94	7,418
T-3 Energy Services, Inc. (a)	250	16,180
Weatherford International Ltd. (a)	680	31,028
		438,262
Oil, Gas & Consumable Fuels - 6.8%
Arch Coal, Inc.	120	7,789
Chesapeake Energy Corp.	446	24,427
Cimarex Energy Co.	430	29,300
CONSOL Energy, Inc.	422	41,170
Continental Resources, Inc.	920	59,036
El Paso Corp.	980	19,159
Frontier Oil Corp.	640	19,270
Frontline Ltd. (NY Shares)	580	36,969
Hess Corp.	390	47,896
Holly Corp.	370	15,707
Massey Energy Co.	750	48,465
Murphy Oil Corp.	475	44,009
Noble Energy, Inc.	665	64,804
Peabody Energy Corp.	159	11,753
Spectra Energy Corp.	2,075	56,067
Stone Energy Corp. (a)	565	38,183
Sunoco, Inc.	410	18,233
Tesoro Corp.	331	8,225

	Shares	Value
W&T Offshore, Inc.	770	$ 42,935
Williams Companies, Inc.	950	36,138
		669,535
TOTAL ENERGY		1,107,797
FINANCIALS - 13.2%
Capital Markets - 2.4%
American Capital Strategies Ltd.	1,000	32,000
Ameriprise Financial, Inc.	645	30,483
BlackRock, Inc. Class A	15	3,375
Federated Investors, Inc. Class B (non-vtg.)	630	23,190
GLG Partners, Inc.	900	7,479
Invesco Ltd.	1,121	31,197
Knight Capital Group, Inc. Class A (a)	985	17,543
Northern Trust Corp.	280	21,280
optionsXpress Holdings, Inc.	510	11,648
Raymond James Financial, Inc.	845	25,139
T. Rowe Price Group, Inc.	111	6,429
TD Ameritrade Holding Corp. (a)	1,725	31,240
		241,003
Commercial Banks - 1.4%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	1,440	26,107
Comerica, Inc.	430	15,987
Fulton Financial Corp.	1,245	15,712
KeyCorp	561	10,923
M&T Bank Corp.	340	29,464
Marshall & Ilsley Corp.	770	17,895
Wachovia Corp.	220	5,236
Zions Bancorp	460	19,821
		141,145
Consumer Finance - 0.1%
Student Loan Corp.	90	10,800
Diversified Financial Services - 0.9%
CIT Group, Inc.	246	2,460
Interactive Brokers Group, Inc.	885	28,824
IntercontinentalExchange, Inc. (a)	205	28,331
NYMEX Holdings, Inc.	15	1,362
The NASDAQ Stock Market, Inc. (a)	795	27,849
		88,826
Insurance - 3.9%
Allied World Assurance Co. Holdings Ltd.	850	38,760
American Financial Group, Inc.	835	24,900
Aon Corp.	96	4,530
Arch Capital Group Ltd. (a)	540	37,994
Aspen Insurance Holdings Ltd.	707	18,071
Assurant, Inc.	540	36,736
Axis Capital Holdings Ltd.	725	25,411
Genworth Financial, Inc. Class A (non-vtg.)	233	5,149
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
MBIA, Inc.	1,500	$ 10,440
PartnerRe Ltd.	410	30,213
Principal Financial Group, Inc.	153	8,244
RenaissanceRe Holdings Ltd.	425	22,168
Torchmark Corp.	525	33,290
Transatlantic Holdings, Inc.	310	20,042
Unum Group	1,580	38,046
W.R. Berkley Corp.	1,020	27,632
		381,626
Real Estate Investment Trusts - 4.2%
AMB Property Corp. (SBI)	440	25,934
Annaly Capital Management, Inc.	3,135	55,834
Duke Realty LP	980	25,166
Hospitality Properties Trust (SBI)	1,030	31,930
Host Hotels & Resorts, Inc.	826	14,199
Kimco Realty Corp.	291	11,451
Liberty Property Trust (SBI)	809	28,720
Nationwide Health Properties, Inc.	630	21,502
ProLogis Trust	870	53,879
Public Storage	250	22,033
Regency Centers Corp.	390	25,931
SL Green Realty Corp.	330	32,901
The Macerich Co.	405	28,970
Vornado Realty Trust	420	41,047
		419,497
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	175	12,345
Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	900	16,020
TOTAL FINANCIALS		1,311,262
HEALTH CARE - 8.4%
Biotechnology - 0.8%
Biogen Idec, Inc. (a)	390	24,473
Cubist Pharmaceuticals, Inc. (a)	460	8,768
Martek Biosciences (a)	470	17,747
OSI Pharmaceuticals, Inc. (a)	540	19,062
Regeneron Pharmaceuticals, Inc. (a)	263	5,234
		75,284
Health Care Equipment & Supplies - 1.9%
C.R. Bard, Inc.	327	29,822
DENTSPLY International, Inc.	571	23,148
Edwards Lifesciences Corp. (a)	605	34,915
Kinetic Concepts, Inc. (a)	695	30,184
Masimo Corp.	379	13,098
St. Jude Medical, Inc. (a)	1,350	55,013
		186,180
Health Care Providers & Services - 2.7%
AMERIGROUP Corp. (a)	530	14,633

	Shares	Value
AmerisourceBergen Corp.	400	$ 16,532
CIGNA Corp.	1,180	47,908
Express Scripts, Inc. (a)	810	58,409
Humana, Inc. (a)	560	28,588
Laboratory Corp. of America Holdings (a)	560	41,322
Lincare Holdings, Inc. (a)	675	17,591
Owens & Minor, Inc.	465	22,078
Quest Diagnostics, Inc.	480	24,197
		271,258
Health Care Technology - 0.1%
IMS Health, Inc.	485	11,756
Life Sciences Tools & Services - 1.4%
Applera Corp. - Applied Biosystems Group	1,200	41,712
Invitrogen Corp. (a)	720	33,091
Thermo Fisher Scientific, Inc. (a)	585	34,527
Waters Corp. (a)	555	34,144
		143,474
Pharmaceuticals - 1.5%
Allergan, Inc.	723	41,659
Endo Pharmaceuticals Holdings, Inc. (a)	505	12,443
Forest Laboratories, Inc. (a)	1,100	39,501
Perrigo Co.	725	26,542
Warner Chilcott Ltd. (a)	1,660	28,851
		148,996
TOTAL HEALTH CARE		836,948
INDUSTRIALS - 14.5%
Aerospace & Defense - 1.8%
DRS Technologies, Inc.	460	36,239
Goodrich Corp.	475	30,785
L-3 Communications Holdings, Inc.	515	55,306
Precision Castparts Corp.	330	39,864
Rockwell Collins, Inc.	252	15,465
		177,659
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	490	31,605
Airlines - 0.1%
Continental Airlines, Inc. Class B (a)	570	8,214
Republic Airways Holdings, Inc. (a)	560	6,821
		15,035
Building Products - 0.9%
Apogee Enterprises, Inc.	705	16,737
Lennox International, Inc.	490	15,788
Masco Corp.	1,083	20,079
Trane, Inc.	824	38,250
		90,854
Commercial Services & Supplies - 1.6%
Allied Waste Industries, Inc. (a)	2,565	34,551
Comfort Systems USA, Inc.	1,015	13,601
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Covanta Holding Corp. (a)	735	$ 20,558
Deluxe Corp.	251	5,655
Herman Miller, Inc.	640	15,872
Manpower, Inc.	576	36,288
Pitney Bowes, Inc.	350	12,709
R.R. Donnelley & Sons Co.	746	24,491
		163,725
Construction & Engineering - 1.8%
EMCOR Group, Inc. (a)	995	29,203
Fluor Corp.	380	70,889
Foster Wheeler Ltd. (a)	440	33,515
Jacobs Engineering Group, Inc. (a)	111	10,521
KBR, Inc.	489	16,973
Perini Corp. (a)	370	14,241
		175,342
Electrical Equipment - 1.4%
Acuity Brands, Inc.	540	28,755
Cooper Industries Ltd. Class A	887	41,361
Hubbell, Inc. Class B	363	16,978
Roper Industries, Inc.	500	32,520
Thomas & Betts Corp. (a)	402	17,073
		136,687
Industrial Conglomerates - 1.5%
McDermott International, Inc. (a)	910	56,447
Textron, Inc.	745	46,600
Walter Industries, Inc.	495	46,154
		149,201
Machinery - 3.3%
Actuant Corp. Class A	735	26,835
AGCO Corp. (a)	545	32,934
Cummins, Inc.	60	4,225
Dover Corp.	1,055	57,054
Eaton Corp.	665	64,292
Flowserve Corp.	315	43,634
Manitowoc Co., Inc.	855	33,260
Parker Hannifin Corp.	730	61,809
		324,043
Road & Rail - 1.5%
Arkansas Best Corp.	735	27,313
CSX Corp.	1,400	96,684
Kansas City Southern (a)	571	28,527
		152,524
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	288	26,283
TOTAL INDUSTRIALS		1,442,958

	Shares	Value
INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 0.7%
ADC Telecommunications, Inc. (a)	769	$ 12,104
Harris Corp.	390	25,654
Juniper Networks, Inc. (a)	1,135	31,235
		68,993
Computers & Peripherals - 1.6%
Lexmark International, Inc. Class A (a)	930	34,280
NetApp, Inc. (a)	1,720	41,934
Seagate Technology	1,595	34,165
Teradata Corp. (a)	870	23,499
Western Digital Corp. (a)	540	20,266
		154,144
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	770	28,790
Arrow Electronics, Inc. (a)	200	6,132
Mettler-Toledo International, Inc. (a)	170	17,629
		52,551
IT Services - 2.7%
Alliance Data Systems Corp. (a)	430	25,817
Computer Sciences Corp. (a)	585	28,753
Electronic Data Systems Corp.	2,290	56,082
Fiserv, Inc. (a)	530	27,751
Hewitt Associates, Inc. Class A (a)	820	32,111
MasterCard, Inc. Class A	105	32,408
Metavante Holding Co. (a)	1,645	41,882
Paychex, Inc.	90	3,110
SAIC, Inc. (a)	770	15,346
		263,260
Office Electronics - 0.1%
Xerox Corp.	935	12,697
Semiconductors & Semiconductor Equipment - 3.5%
Altera Corp.	2,020	46,743
Amkor Technology, Inc. (a)	2,000	21,320
Broadcom Corp. Class A (a)	1,910	54,798
Integrated Device Technology, Inc. (a)	1,550	17,484
Linear Technology Corp.	925	34,012
Marvell Technology Group Ltd. (a)	1,300	22,568
MEMC Electronic Materials, Inc. (a)	495	33,987
Microchip Technology, Inc.	1,260	46,418
NVIDIA Corp. (a)	2,127	52,537
Xilinx, Inc.	740	20,128
		349,995
Software - 3.7%
Autodesk, Inc. (a)	1,340	55,154
BMC Software, Inc. (a)	925	37,093
CA, Inc.	1,705	45,251
Cadence Design Systems, Inc. (a)	3,215	37,358
Compuware Corp. (a)	3,435	35,003
Electronic Arts, Inc. (a)	167	8,383
Intuit, Inc. (a)	1,110	32,146
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Jack Henry & Associates, Inc.	660	$ 15,708
Net 1 UEPS Technologies, Inc. (a)	885	24,745
Salesforce.com, Inc. (a)	440	31,816
Sybase, Inc. (a)	590	18,892
Synopsys, Inc. (a)	990	26,087
		367,636
TOTAL INFORMATION TECHNOLOGY		1,269,276
MATERIALS - 5.6%
Chemicals - 2.7%
Air Products & Chemicals, Inc.	170	17,326
Celanese Corp. Class A	895	43,587
Eastman Chemical Co.	595	45,583
Lubrizol Corp.	510	28,611
PPG Industries, Inc.	20	1,261
RPM International, Inc.	1,730	42,437
Sigma Aldrich Corp.	500	29,380
Terra Industries, Inc.	640	27,923
The Mosaic Co. (a)	230	28,824
		264,932
Containers & Packaging - 0.8%
Owens-Illinois, Inc. (a)	755	43,201
Rock-Tenn Co. Class A	410	14,633
Sonoco Products Co.	630	21,811
		79,645
Metals & Mining - 2.1%
AK Steel Holding Corp.	580	41,180
Carpenter Technology Corp.	292	16,118
Freeport-McMoRan Copper & Gold, Inc. Class B	260	30,085
Reliance Steel & Aluminum Co.	590	40,102
Steel Dynamics, Inc.	372	13,429
United States Steel Corp.	430	74,265
		215,179
TOTAL MATERIALS		559,756
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.4%
CenturyTel, Inc.	890	31,515
Cincinnati Bell, Inc. (a)	5,960	25,092
Embarq Corp.	460	21,767

	Shares	Value
Qwest Communications International, Inc.	4,350	$ 21,098
Windstream Corp.	3,495	46,623
		146,095
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	1,230	56,236
Telephone & Data Systems, Inc.	480	22,882
U.S. Cellular Corp. (a)	130	8,142
		87,260
TOTAL TELECOMMUNICATION SERVICES		233,355
UTILITIES - 6.5%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	1,220	51,643
DPL, Inc.	1,065	30,267
Edison International	1,050	55,892
Northeast Utilities	111	2,898
PPL Corp.	250	12,828
Sierra Pacific Resources	1,179	15,999
		169,527
Gas Utilities - 0.9%
Energen Corp.	450	33,728
National Fuel Gas Co.	590	35,583
Southern Union Co.	688	18,301
		87,612
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	240	4,675
Constellation Energy Group, Inc.	165	14,228
Mirant Corp. (a)	675	27,419
Reliant Energy, Inc. (a)	1,100	28,116
		74,438
Multi-Utilities - 3.1%
Alliant Energy Corp.	680	25,527
Ameren Corp.	220	9,999
CenterPoint Energy, Inc.	1,800	30,492
CMS Energy Corp.	1,147	17,882
Consolidated Edison, Inc.	730	30,149
MDU Resources Group, Inc.	1,480	48,884
PG&E Corp.	198	7,839
SCANA Corp.	655	26,292
Sempra Energy	650	37,577
TECO Energy, Inc.	1,340	27,296
Vectren Corp.	384	11,328
Xcel Energy, Inc.	1,690	36,014
		309,279
TOTAL UTILITIES		640,856
TOTAL COMMON STOCKS (Cost $8,807,118)		9,086,765
Investment Companies - 1.8%
	Shares	Value
iShares Russell Midcap Index ETF (Cost $173,560)	1,718	$ 178,837
U.S. Treasury Obligations - 0.3%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.31% to 1.72% 6/26/08 (b) (Cost $24,930)	$ 25,000	24,967
Money Market Funds - 8.1%
	Shares
Dreyfus Cash Management Institutional Shares, 2.79% (c) (Cost $805,419)	805,419	805,419
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $9,811,027)	10,095,988
NET OTHER ASSETS - (1.7)%	(166,228)
NET ASSETS - 100%	$ 9,929,760
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
7 S&P MidCap 400 E-Mini Index Contracts	June 2008	$ 617,750	$ 35,779

The face value of futures purchased as a percentage of net assets - 6.2%
Legend
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $24,967.
(c) The rate quoted is the annualized seven-day yield at period end.
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 10,095,988	$ 10,071,021	$ 24,967	$ -
Other Financial Instruments*	$ 35,779	$ 35,779	$ -	$ -
* Other financial instruments include Futures Contracts.
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $9,818,537. Net unrealized appreciation aggregated $277,451, of which $726,786 related to appreciated investment securities and $449,335 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Small Cap
Enhanced Index Fund

May 31, 2008

1.870936.100

SCE-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 81.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.9%
Aftermarket Technology Corp. (a)	1,437	$ 32,174
Cooper Tire & Rubber Co.	1,860	20,423
Drew Industries, Inc. (a)	1,105	24,288
Lear Corp. (a)	676	17,407
Stoneridge, Inc. (a)	321	5,370
		99,662
Automobiles - 0.0%
Monaco Coach Corp.	1,060	4,855
Diversified Consumer Services - 1.3%
DeVry, Inc.	1,400	79,870
Jackson Hewitt Tax Service, Inc.	186	2,608
Strayer Education, Inc.	355	70,965
		153,443
Hotels, Restaurants & Leisure - 2.3%
Bally Technologies, Inc. (a)	1,103	49,646
Bob Evans Farms, Inc.	1,170	34,059
Buffalo Wild Wings, Inc. (a)	756	24,910
Chipotle Mexican Grill, Inc. Class A (a)	244	22,521
Denny's Corp. (a)	11,654	47,315
Jack in the Box, Inc. (a)	603	14,816
Papa John's International, Inc. (a)	1,598	47,029
Sonic Corp. (a)	599	11,489
Speedway Motorsports, Inc.	370	9,431
		261,216
Household Durables - 0.9%
American Greetings Corp. Class A	1,097	20,470
Furniture Brands International, Inc.	3,324	46,735
Tupperware Brands Corp.	547	20,950
Universal Electronics, Inc. (a)	648	16,472
		104,627
Internet & Catalog Retail - 1.2%
Blue Nile, Inc. (a)	233	12,421
FTD Group, Inc.	1,106	16,314
Netflix, Inc. (a)	1,597	48,485
Orbitz Worldwide, Inc.	1,985	15,404
Priceline.com, Inc. (a)	295	39,686
		132,310
Leisure Equipment & Products - 0.2%
Polaris Industries, Inc.	380	18,134
Media - 1.4%
Belo Corp. Series A	1,880	17,973
Cox Radio, Inc. Class A (a)	964	12,291
Interactive Data Corp.	1,590	43,789
Lee Enterprises, Inc.	681	4,631
LIN TV Corp. Class A (a)	3,920	35,868
Marvel Entertainment, Inc. (a)	322	10,958

	Shares	Value
Sinclair Broadcast Group, Inc. Class A	3,348	$ 30,032
World Wrestling Entertainment, Inc. Class A	446	7,426
		162,968
Specialty Retail - 2.5%
Aeropostale, Inc. (a)	2,021	70,614
Christopher & Banks Corp.	585	6,581
Dress Barn, Inc. (a)	1,281	19,817
Finish Line, Inc. Class A	3,367	26,700
Gymboree Corp. (a)	830	38,296
J. Crew Group, Inc. (a)	730	27,207
Midas, Inc. (a)	1,256	20,121
Talbots, Inc.	1,828	13,235
The Buckle, Inc.	237	10,862
Wet Seal, Inc. Class A (a)	10,472	46,915
		280,348
Textiles, Apparel & Luxury Goods - 0.7%
Deckers Outdoor Corp. (a)	100	13,672
Fossil, Inc. (a)	716	22,704
Lululemon Athletica, Inc.	793	25,368
Maidenform Brands, Inc. (a)	1,255	18,875
		80,619
TOTAL CONSUMER DISCRETIONARY		1,298,182
CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 1.0%
Casey's General Stores, Inc.	998	21,846
Longs Drug Stores Corp.	980	46,472
Nash-Finch Co.	1,203	46,003
		114,321
Food Products - 1.2%
Chiquita Brands International, Inc. (a)	2,251	54,789
Flowers Foods, Inc.	733	20,619
Ralcorp Holdings, Inc. (a)	880	52,800
TreeHouse Foods, Inc. (a)	283	7,395
		135,603
Personal Products - 0.5%
Chattem, Inc. (a)	565	35,149
Prestige Brands Holdings, Inc. (a)	2,531	27,613
		62,762
TOTAL CONSUMER STAPLES		312,686
ENERGY - 6.7%
Energy Equipment & Services - 2.0%
Exterran Holdings, Inc. (a)	212	15,586
Grey Wolf, Inc. (a)	8,110	63,501
Gulfmark Offshore, Inc. (a)	520	34,908
Oil States International, Inc. (a)	260	15,189
T-3 Energy Services, Inc. (a)	460	29,771
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Trico Marine Services, Inc. (a)	1,271	$ 48,794
Willbros Group, Inc. (a)	631	26,174
		233,923
Oil, Gas & Consumable Fuels - 4.7%
Alpha Natural Resources, Inc. (a)	1,218	99,486
Bois d'Arc Energy LLC (a)	2,156	52,779
Callon Petroleum Co. (a)	1,853	48,030
Concho Resources, Inc.	1,670	53,273
Double Hull Tankers, Inc.	1,969	20,241
Mariner Energy, Inc. (a)	2,372	77,564
Penn Virginia Corp.	198	12,478
PetroHawk Energy Corp. (a)	433	12,722
Stone Energy Corp. (a)	1,054	71,229
Swift Energy Co. (a)	971	55,968
Whiting Petroleum Corp. (a)	320	29,930
		533,700
TOTAL ENERGY		767,623
FINANCIALS - 13.8%
Capital Markets - 1.0%
Apollo Investment Corp.	160	2,888
BGC Partners, Inc. Class A (a)	2,839	25,324
Hercules Technology Growth Capital, Inc.	1,636	16,965
MCG Capital Corp.	1,164	6,670
Patriot Capital Funding, Inc.	414	4,210
Prospect Capital Corp.	2,994	43,293
Waddell & Reed Financial, Inc. Class A	393	13,896
		113,246
Commercial Banks - 4.0%
City Bank Lynnwood, Washington	131	1,897
Community Bank System, Inc.	1,295	31,248
Community Trust Bancorp, Inc.	133	4,075
First Financial Bankshares, Inc.	527	24,137
Glacier Bancorp, Inc.	1,803	37,394
Green Bankshares, Inc.	460	8,910
Home Bancshares, Inc.	1,554	35,742
National Penn Bancshares, Inc.	2,459	42,098
Old Second Bancorp, Inc.	1,125	21,364
Oriental Financial Group, Inc.	2,956	53,799
Pacific Capital Bancorp	736	14,676
Renasant Corp.	663	15,395
S&T Bancorp, Inc.	1,690	54,942
Sandy Spring Bancorp, Inc.	693	18,351
Suffolk Bancorp	633	21,307
Tompkins Financial Corp.	519	23,563
Virginia Commerce Bancorp, Inc.	2,258	13,661
WesBanco, Inc.	1,346	29,612
		452,171

	Shares	Value
Consumer Finance - 0.2%
Advance America Cash Advance Centers, Inc.	118	$ 819
Dollar Financial Corp. (a)	1,079	21,504
		22,323
Insurance - 2.3%
Amerisafe, Inc. (a)	1,334	21,197
Aspen Insurance Holdings Ltd.	811	20,729
Assured Guaranty Ltd.	2,154	49,757
FBL Financial Group, Inc. Class A	513	13,774
Harleysville Group, Inc.	557	21,729
IPC Holdings Ltd.	588	16,699
Max Capital Group Ltd.	260	6,271
Navigators Group, Inc. (a)	650	32,819
Platinum Underwriters Holdings Ltd.	457	16,210
RLI Corp.	571	29,201
SeaBright Insurance Holdings, Inc. (a)	2,309	35,374
		263,760
Real Estate Investment Trusts - 5.8%
Alexandria Real Estate Equities, Inc.	126	13,142
Ashford Hospitality Trust, Inc.	6,935	42,581
BioMed Realty Trust, Inc.	1,992	52,350
Digital Realty Trust, Inc.	297	12,563
Extra Space Storage, Inc.	2,470	41,126
First Industrial Realty Trust, Inc.	452	14,161
Highwoods Properties, Inc. (SBI)	1,411	50,796
LaSalle Hotel Properties (SBI)	1,341	44,012
Lexington Corporate Properties Trust	2,743	42,763
National Retail Properties, Inc.	1,860	42,241
Nationwide Health Properties, Inc.	2,009	68,567
NorthStar Realty Finance Corp.	2,804	28,040
Omega Healthcare Investors, Inc.	1,930	34,393
Parkway Properties, Inc.	931	35,397
Pennsylvania Real Estate Investment Trust (SBI)	864	23,198
PS Business Parks, Inc.	327	18,803
Realty Income Corp.	1,200	29,400
Senior Housing Properties Trust (SBI)	522	11,594
Sunstone Hotel Investors, Inc.	2,870	55,248
		660,375
Real Estate Management & Development - 0.2%
Tejon Ranch Co. (a)	600	23,946
Thrifts & Mortgage Finance - 0.3%
Provident New York Bancorp	2,750	35,778
TOTAL FINANCIALS		1,571,599
HEALTH CARE - 10.0%
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (a)	128	9,133
Alnylam Pharmaceuticals, Inc. (a)	571	16,490
ARIAD Pharmaceuticals, Inc. (a)	1,990	5,134
BioMarin Pharmaceutical, Inc. (a)	623	23,780
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Cubist Pharmaceuticals, Inc. (a)	986	$ 18,793
GTx, Inc. (a)	696	10,454
Isis Pharmaceuticals, Inc. (a)	1,710	24,179
Martek Biosciences (a)	547	20,655
ONYX Pharmaceuticals, Inc. (a)	224	7,916
OSI Pharmaceuticals, Inc. (a)	916	32,335
Regeneron Pharmaceuticals, Inc. (a)	942	18,746
Seattle Genetics, Inc. (a)	1,143	10,687
United Therapeutics Corp. (a)	101	9,647
		207,949
Health Care Equipment & Supplies - 3.0%
CONMED Corp. (a)	795	21,219
Cryolife, Inc. (a)	3,772	43,680
Hologic, Inc. (a)	1,519	36,502
Invacare Corp.	1,650	29,997
Inverness Medical Innovations, Inc. (a)	132	4,826
Masimo Corp.	1,368	47,278
Meridian Bioscience, Inc.	1,613	47,309
Merit Medical Systems, Inc. (a)	2,983	47,489
Quidel Corp. (a)	2,062	35,198
Steris Corp.	1,021	30,885
		344,383
Health Care Providers & Services - 2.8%
AMERIGROUP Corp. (a)	411	11,348
AMN Healthcare Services, Inc. (a)	2,303	40,095
AmSurg Corp. (a)	857	23,379
Apria Healthcare Group, Inc. (a)	899	15,148
Centene Corp. (a)	941	19,865
Chemed Corp.	809	29,302
HealthSouth Corp. (a)	2,275	42,611
LCA-Vision, Inc.	475	3,947
Magellan Health Services, Inc. (a)	380	15,295
Medcath Corp. (a)	527	11,436
Molina Healthcare, Inc. (a)	1,164	35,106
PharMerica Corp. (a)	2,735	55,985
RehabCare Group, Inc. (a)	1,035	17,564
		321,081
Life Sciences Tools & Services - 1.1%
Bio-Rad Laboratories, Inc. Class A (a)	199	17,807
Dionex Corp. (a)	373	27,199
eResearchTechnology, Inc. (a)	1,310	20,947
Illumina, Inc. (a)	362	28,410
Kendle International, Inc. (a)	287	10,846
PharmaNet Development Group, Inc. (a)	359	6,060
Varian, Inc. (a)	302	16,758
		128,027
Pharmaceuticals - 1.3%
Medicis Pharmaceutical Corp. Class A	1,220	29,012
Pain Therapeutics, Inc. (a)	2,194	17,837
Perrigo Co.	1,298	47,520

	Shares	Value
Sciele Pharma, Inc. (a)	1,354	$ 29,666
ViroPharma, Inc. (a)	1,662	15,939
XenoPort, Inc. (a)	75	3,246
		143,220
TOTAL HEALTH CARE		1,144,660
INDUSTRIALS - 12.4%
Aerospace & Defense - 1.2%
Ceradyne, Inc. (a)	245	10,567
Cubic Corp.	1,262	31,903
Curtiss-Wright Corp.	232	11,950
Hexcel Corp. (a)	1,464	38,737
Teledyne Technologies, Inc. (a)	850	47,328
		140,485
Air Freight & Logistics - 1.0%
Atlas Air Worldwide Holdings, Inc. (a)	750	46,425
Hub Group, Inc. Class A (a)	1,091	39,363
Pacer International, Inc.	1,010	22,685
		108,473
Airlines - 0.2%
SkyWest, Inc.	1,262	19,511
Commercial Services & Supplies - 3.0%
Administaff, Inc.	348	9,716
Cenveo, Inc. (a)	3,497	40,845
Comfort Systems USA, Inc.	2,282	30,579
CoStar Group, Inc. (a)	573	26,874
Deluxe Corp.	1,655	37,287
Heidrick & Struggles International, Inc.	878	25,155
IHS, Inc. Class A (a)	483	28,767
Interface, Inc. Class A	1,882	26,649
Korn/Ferry International (a)	607	10,198
Navigant Consulting, Inc. (a)	2,445	49,267
Waste Connections, Inc. (a)	173	5,680
Watson Wyatt Worldwide, Inc. Class A	900	52,713
		343,730
Construction & Engineering - 0.8%
EMCOR Group, Inc. (a)	1,538	45,140
Perini Corp. (a)	1,150	44,264
		89,404
Electrical Equipment - 2.6%
Acuity Brands, Inc.	448	23,856
Belden, Inc.	677	28,360
GrafTech International Ltd. (a)	2,831	74,738
II-VI, Inc. (a)	1,128	44,116
Polypore International, Inc.	2,102	49,817
Regal-Beloit Corp.	324	15,066
Woodward Governor Co.	1,480	59,600
		295,553
Industrial Conglomerates - 0.3%
Walter Industries, Inc.	351	32,727
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 2.6%
Actuant Corp. Class A	1,118	$ 40,818
Bucyrus International, Inc. Class A	520	36,806
Columbus McKinnon Corp. (NY Shares) (a)	1,490	42,480
Gorman-Rupp Co.	330	14,487
Middleby Corp. (a)	411	23,464
Robbins & Myers, Inc.	1,567	63,448
Valmont Industries, Inc.	167	19,178
Wabtec Corp.	1,329	61,892
		302,573
Trading Companies & Distributors - 0.7%
Applied Industrial Technologies, Inc.	907	25,006
Beacon Roofing Supply, Inc. (a)	4,422	53,993
		78,999
TOTAL INDUSTRIALS		1,411,455
INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 2.0%
3Com Corp. (a)	18,917	47,671
Blue Coat Systems, Inc. (a)	1,877	34,011
Foundry Networks, Inc. (a)	1,640	22,304
MasTec, Inc. (a)	2,010	23,698
NETGEAR, Inc. (a)	612	11,622
Polycom, Inc. (a)	1,293	32,222
Tekelec (a)	2,683	45,048
ViaSat, Inc. (a)	330	7,108
		223,684
Computers & Peripherals - 1.0%
Electronics for Imaging, Inc. (a)	2,613	43,297
Emulex Corp. (a)	2,720	38,134
Intevac, Inc. (a)	915	10,523
Novatel Wireless, Inc. (a)	1,982	20,434
		112,388
Electronic Equipment & Instruments - 1.6%
Checkpoint Systems, Inc. (a)	1,760	45,707
CTS Corp.	1,957	21,292
FLIR Systems, Inc. (a)	620	24,440
Littelfuse, Inc. (a)	239	9,032
Park Electrochemical Corp.	1,485	43,882
Technitrol, Inc.	1,262	25,177
TTM Technologies, Inc. (a)	1,298	18,899
		188,429
Internet Software & Services - 2.1%
EarthLink, Inc. (a)	4,208	40,397
Greenfield Online, Inc. (a)	2,944	37,507
InfoSpace, Inc.	3,440	31,407
Interwoven, Inc. (a)	1,857	24,902
j2 Global Communications, Inc. (a)	231	6,126

	Shares	Value
LoopNet, Inc. (a)	2,067	$ 27,140
Mercadolibre, Inc.	438	20,564
SonicWALL, Inc. (a)	1,538	12,304
United Online, Inc.	1,250	15,288
ValueClick, Inc. (a)	581	11,684
Vignette Corp. (a)	1,209	15,657
		242,976
IT Services - 0.9%
Maximus, Inc.	817	30,041
MPS Group, Inc. (a)	3,762	43,188
SAIC, Inc. (a)	954	19,013
Sapient Corp. (a)	1,716	11,326
		103,568
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Energy Industries, Inc. (a)	828	13,116
Amkor Technology, Inc. (a)	4,069	43,376
Atheros Communications, Inc. (a)	1,820	60,824
Cymer, Inc. (a)	543	16,790
MKS Instruments, Inc. (a)	1,098	25,869
ON Semiconductor Corp. (a)	1,735	17,159
PMC-Sierra, Inc. (a)	1,614	13,735
Skyworks Solutions, Inc. (a)	5,124	52,931
TriQuint Semiconductor, Inc. (a)	8,010	53,347
Veeco Instruments, Inc. (a)	2,020	38,845
Zoran Corp. (a)	1,856	27,153
		363,145
Software - 4.1%
Ansoft Corp. (a)	827	30,169
Ansys, Inc. (a)	661	31,265
Aspen Technology, Inc. (a)	3,563	51,307
Bottomline Technologies, Inc. (a)	1,251	12,447
Jack Henry & Associates, Inc.	1,938	46,124
Macrovision Solutions Corp. (a)	901	12,191
Manhattan Associates, Inc. (a)	903	22,936
MICROS Systems, Inc. (a)	686	22,617
MicroStrategy, Inc. Class A (a)	215	17,116
Net 1 UEPS Technologies, Inc. (a)	471	13,169
Nuance Communications, Inc. (a)	760	14,987
Quest Software, Inc. (a)	1,130	19,221
Secure Computing Corp. (a)	2,375	12,659
Solera Holdings, Inc.	1,860	50,722
SPSS, Inc. (a)	1,240	48,819
Sybase, Inc. (a)	859	27,505
TIBCO Software, Inc. (a)	5,189	40,059
		473,313
TOTAL INFORMATION TECHNOLOGY		1,707,503
MATERIALS - 5.8%
Chemicals - 2.9%
CF Industries Holdings, Inc.	620	84,878
H.B. Fuller Co.	2,079	51,705
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Hercules, Inc.	1,479	$ 30,512
Innophos Holdings, Inc.	2,252	62,763
OM Group, Inc. (a)	638	27,740
Terra Industries, Inc.	1,747	76,222
		333,820
Construction Materials - 0.2%
Headwaters, Inc. (a)	1,767	19,207
Containers & Packaging - 1.2%
Aptargroup, Inc.	560	25,043
Greif, Inc. Class A	235	15,754
Rock-Tenn Co. Class A	1,594	56,890
Silgan Holdings, Inc.	770	44,067
		141,754
Metals & Mining - 0.7%
Stillwater Mining Co. (a)	2,195	31,498
Worthington Industries, Inc.	2,492	49,690
		81,188
Paper & Forest Products - 0.8%
Buckeye Technologies, Inc. (a)	3,835	40,804
Glatfelter	3,206	49,949
		90,753
TOTAL MATERIALS		666,722
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.5%
Alaska Communication Systems Group, Inc.	2,919	37,772
Cincinnati Bell, Inc. (a)	11,210	47,194
Cogent Communications Group, Inc. (a)	1,275	20,974
Consolidated Communications Holdings, Inc.	1,465	21,975
NTELOS Holdings Corp.	1,550	43,276
		171,191
Wireless Telecommunication Services - 0.4%
Syniverse Holdings, Inc. (a)	2,095	45,168
TOTAL TELECOMMUNICATION SERVICES		216,359
UTILITIES - 1.6%
Electric Utilities - 0.6%
El Paso Electric Co. (a)	695	15,019
Portland General Electric Co.	1,798	42,091
Westar Energy, Inc.	491	11,784
		68,894

	Shares	Value
Gas Utilities - 0.6%
New Jersey Resources Corp.	547	$ 18,221
Northwest Natural Gas Co.	660	30,089
Southwest Gas Corp.	337	10,508
WGL Holdings, Inc.	333	11,618
		70,436
Independent Power Producers & Energy Traders - 0.1%
Black Hills Corp.	383	13,497
Water Utilities - 0.3%
American States Water Co.	992	33,480
TOTAL UTILITIES		186,307
TOTAL COMMON STOCKS (Cost $8,880,383)		9,283,096
Investment Companies - 0.7%

iShares Russell 2000 Index ETF (Cost $75,228)	1,057	78,789
U.S. Treasury Obligations - 1.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.95% to 1.96% 6/26/08 (b) (Cost $119,711)	$ 120,000	119,837
Money Market Funds - 16.9%
	Shares
Dreyfus Cash Management Institutional Shares, 2.79% (c) (Cost $1,929,113)	1,929,113	1,929,113
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $11,004,435)	11,410,835
NET OTHER ASSETS - 0.1%	16,067
NET ASSETS - 100%	$ 11,426,902
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
27 Mini-Russell 2000 Index Contracts	June 2008	$ 2,021,490	$ 62,350

The face value of futures purchased as a percentage of net assets - 17.7%
Legend
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $119,837.
(c) The rate quoted is the annualized seven-day yield at period end.
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 11,410,835	$ 11,290,998	$ 119,837	$ -
Other Financial Instruments*	$ 62,350	$ 62,350	$ -	$ -
* Other financial instruments include Futures Contracts.
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $11,007,249. Net unrealized appreciation aggregated $403,586, of which $933,095 related to appreciated investment securities and $529,509 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	July 30, 2008
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	July 30, 2008